34) Insurance technical provisions and pension plans (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Health		R$ 13,906,115	R$ 11,132,262
Non-Life		4,651,935	5,311,631
Life		16,186,345	13,539,168
Pension plans		244,720,989	238,319,630
Total	[1]	279,465,384	268,302,691
Non-Life and Health [member]
Statement Line Items [Line Items]
Health		13,906,115	11,132,262
Non-Life		4,651,935	5,311,631
Life
Pension plans
Total	[2],[3]	18,558,050	16,443,893
Life and Pension [member]
Statement Line Items [Line Items]
Health
Non-Life
Life		16,186,345	13,539,168
Pension plans		244,720,989	238,319,630
Total	[3],[4]	R$ 260,907,334	R$ 251,858,798

[1]	Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	"Other technical provisions" - Insurance includes substantially the Provision for Insufficient Premiums (PIP) of R$3,044,169 thousand;
[3]	It includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$172,706 thousand, of which R$132,078 thousand for Insurance and R$40,628 thousand for Life and Pension Plans;
[4]	The "Other technical provisions" line of Life and Pension Plan substantially includes "Provision for redemptions and other amounts to be settled" in the amount of R$2,822,392 thousand, "Provision of related expenses" of R$633,768 thousand, "Complementary Provision for Coverage (PCC)" in the amount of R$3,161,509 thousand and" Other technical provisions" of R$1,305,127 thousand;